Earnings per share	12 Months Ended
Mar. 31, 2025
Net (loss) income per share attributable to ordinary shareholders
Earnings per share

13. Earnings per share

Basic and diluted net earnings per share for each of the years presented are calculated as follows:

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

	For the years ended
	2025	2024	2023
Numerator
Net (loss) income-basic and diluted	(5,730,751)	2,326,597	2,787,236

Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	11,849,178	11,250,000	11,250,000

(Loss) Earnings per share-basic and diluted	(0.48)	0.21	0.25